SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Product Information [Line Items]
Total revenue	¥ 544,690	¥ 784,403	¥ 559,521
Product Equipment [Member]
Product Information [Line Items]
Total revenue	447,069	627,720	465,691
SaaS Maintenance and Others [Member]
Product Information [Line Items]
Total revenue	¥ 97,621	¥ 156,683	¥ 93,830